Subsequent Events (Details Narrative) ₪ in Millions	Apr. 18, 2024	Apr. 30, 2025 ILS (₪)	Mar. 31, 2025 ILS (₪)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2023 ILS (₪)	Jun. 06, 2023 USD ($)	Apr. 17, 2023 ILS (₪)
IfrsStatementLineItems [Line Items]
Compensation from tax authorities						$ 35,000,000	₪ 42
New distribution description	the Company engaged in an agreement to purchase 50% of “New day Distribution” trading house, and the completion date was during 2025 subsequent to which the Company holds 100% from the Company holds 100% from “New day Distribution” trading house. See Note 8C
Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Compensation from tax authorities		₪ 20
Iron swords [member]
IfrsStatementLineItems [Line Items]
Compensation from tax authorities				₪ 63	₪ 31
Iron swords [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Compensation from tax authorities			₪ 20